EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

15. EQUITY

Common Stock

The Company is authorized to issue an unlimited number of ordinary shares, no par value, and preferred shares, no par value. The Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2024 and December 31, 2023, there were 96,045,856 and 94,996,397, respectively, ordinary shares outstanding.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares divided into five classes with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2024, and December 31, 2023, there were no preferred shares issued or outstanding.

Warrants

As of both December 31, 2024, and December 31, 2023, there were 35,540,380 warrants outstanding. Each Public Warrant entitles the registered holder to purchase one-half of one ordinary share at a price of $5.75 per half share at any time commencing on July 6, 2018 (30 days after the completion of the NPS/GES Business Combination). The warrants must be exercised for whole ordinary shares. The warrants were initially set to expire on June 6, 2024 (five years after the completion of the NPS/GES Business Combination) but were extended to June 6, 2025, and subsequently June 6, 2026, by votes of the Company’s Board of Directors during 2022 and January 2025, respectively.

The Company reserves the right to call the warrants at any time prior to its exercise with a notice of call in writing to the holders of record of the Warrant, giving at least 30 days’ notice of such call, at any time while the warrants are exercisable, if the last sale price of the Company’s ordinary shares has been at least $21.00 per share on each of 20 trading days within any 30 trading day period (the “30-day trading period”) ending on the third business day prior to the date on which notice of such call is given and if, and only if, there is a current registration statement in effect with respect to the Company’s ordinary shares underlying the warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of redemption. The call price of the warrants is to be $.01 per warrant. Any Public Warrant either not exercised or tendered back to the Company by the end of the date specified in the notice of call shall be canceled on the books of the Company and have no further value except for the $.01 call price.